Shareowners' Equity (Changes In Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	$ (16,529)
Benefit (provision) for income taxes	139	$ (6,294)
Other comprehensive income, net of tax	826	(4,240)
Less Other comprehensive income (loss) attributable to noncontrolling interests	(2)	49
Accumulated Other Comprehensive Income (Loss) Ending balance	(15,705)	(22,363)
Investment Securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	460	1,013
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	159	287
OCI before reclassification tax	81	155
Benefit (provision) for income taxes	40	(29)
Reclassification from OCI net of deferred taxes	60	(54)
Other comprehensive income, net of tax	220	233
Less Other comprehensive income (loss) attributable to noncontrolling interests	0	1
Accumulated Other Comprehensive Income (Loss) Ending balance	680	1,245
Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	(5,499)	(2,428)
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	115	(5,338)
OCI before reclassification tax	266	1,544
Benefit (provision) for income taxes	119	(1)
Reclassification from OCI net of deferred taxes	(114)	3
Other comprehensive income, net of tax	1	(5,335)
Less Other comprehensive income (loss) attributable to noncontrolling interests	3	(48)
Accumulated Other Comprehensive Income (Loss) Ending balance	(5,500)	(7,715)
Cash Flow Hedge
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	(80)	(180)
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	(25)	(926)
OCI before reclassification tax	(8)	(38)
Benefit (provision) for income taxes	5	117
Reclassification from OCI net of deferred taxes	79	880
Other comprehensive income, net of tax	55	(46)
Less Other comprehensive income (loss) attributable to noncontrolling interests	0	0
Accumulated Other Comprehensive Income (Loss) Ending balance	(26)	(226)
Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	(11,410)	(16,578)
Other comprehensive income, net of tax	550	909
Prior Service credit (costs)- net of deferred taxes	23	0
Net actuarial gain (loss), Tax	22	65
Net actuarial gain (loss) - net of deferred taxes	68	210
Prior service credit (costs), tax	5	0
Net curtailment/settlement, tax	0	27
Net curtailment/settlement - net of deferred taxes	0	48
Prior service cost amortization, tax	21	37
Prior service cost amortization - net of deferred taxes	16	50
Net actuarial loss amortization, tax	216	304
Net actuarial loss amortization - net of deferred taxes	443	601
Less Other comprehensive income (loss) attributable to noncontrolling interests	(1)	(2)
Accumulated Other Comprehensive Income (Loss) Ending balance	$ (10,859)	$ (15,667)